Investment Strategy - Themes Optical ETF	Nov. 06, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund employs a “passive management” (or indexing) investment approach designed to track the performance, before fees and expenses, of the Solactive Global Optical Networks Index (the “Index”). The Index is based on a proprietary methodology developed and maintained by Solactive AG (the “Index Provider”), which is an organization that is independent of, and unaffiliated with, the Fund and Themes Management Company, LLC, the Fund’s investment adviser (the “Adviser”).

The Index

The Index is designed to provide exposure to companies that are active in the optical network industry. The Index is denominated in U.S. dollars. As of September 30, 2026, the Index was comprised of 20 companies with a market capitalization range of between approximately $2 billion and $232 billion and a weighted average market capitalization of approximately $127 billion.

In constructing or adjusting the Index, the Index Provider identifies an “Index Universe” of securities of companies that, on Selection Days (as defined below), fulfill the following requirements: 1) are a part/component of the Solactive GBS (Global Benchmark Series) Global Markets All Cap USD Index (an index developed and maintained by the Index Provider that intends to track the performance of all-cap companies representing approximately 100% of the free-float market capitalization in the global markets as identified by the Index Provider; 2) is classified in “Developed Markets” under the GBS regional classification framework or, if classified in “Emerging Markets”, it must have the country classification of China, South Korea or Taiwan; (3) have a free float market capitalization of at least $1,000,000,000; and 4) have a minimum Average Daily Value Traded of at least $5,000,000 over 1 and 6 months prior to and including the Selection Day. The Average Daily Value Traded for a security is the sum of daily value traded over the specified period divided by the number of trading days that fall in the specified period Only one share class of each company is eligible for inclusion in the Index Universe.

In addition, all companies included in the Index Universe must be classified in one of the following industries as identified by the Index Provider based on the FactSet Revere Business Industry Classification System (“RBICS”): Chemicals: Specialty, Electrical Products, Electronic Components, Electronic Equipment/Instruments, Electronic Production Equipment, Miscellaneous Commercial Services, Packaged Software, Semiconductors, or Telecommunications Equipment.

Based on the Index Universe, the composition of the Index (“Index Components”), as well as any selection for an ordinary rebalance, is determined on the Selection Day by first screening publicly available information such as financial news, business profiles and company publications using the Index Provider’s proprietary natural language processing algorithm (“ARTIS®”). Using keywords to describe the Index theme, ARTIS identifies companies that have or are expected to have exposure to the provision of products and/or services that contribute to the optical networks industry. Companies are only eligible for the Index if they generate at least 50% of their revenues from one of the following business fields (the “Optical Networks Industry”).

Optical Components & Photonic Devices: This segment includes companies developing the core building blocks of optical networks, such as lasers, modulators, photodiodes, and photonic integrated circuits. These components enable the generation, transmission, and detection of light signals and are critical for scaling bandwidth in data centers and telecom infrastructure.

Optical Modules & Connectivity Solutions: This subindustry focuses on integrated solutions like optical transceivers, optical engines, and pluggable modules that convert electrical signals into optical signals and vice versa. These products are essential for high-speed data transfer within and between data centers, supporting AI workloads and cloud infrastructure.

Optical Network Systems & Infrastructure: This area covers end-to-end optical networking equipment and systems used by telecom operators and hyperscalers, including dense wavelength division multiplexing (DWDM) systems, coherent optics platforms, and data center interconnect solutions. These systems manage and transport large-scale data traffic across long distances and metro networks.

Each company identified by ARTIS® receives a score that reflects its exposure to the Optical Networks Industry. There are two main drivers of a company’s ARTIS Score: the frequency with which a company is referenced in relation to the respective set of keywords (“Term Frequency”) as well as the keywords’ relative importance (“Inverse Document Frequency”). In general, the more words in common with the keywords a company has, the higher its ARTIS Score will be. This set of companies is then reviewed by the Index Provider and companies are removed from the selection process if they don’t have business operations consistent with the Optical Networks Industry. The remaining companies (“Optical Networks Companies”) are ranked by their ARTIS score (in descending order) and the top 4 companies are selected as Index Components. Upon the initial construction of the Index, Optical Networks Companies with a rank from 5 to 20 were included in the Index. At each rebalancing, companies with a rank from 5 to 24 are added until the total number of stocks in the Index reaches 20, with a preference for current Index Components over non-members. For example, if a non-current constituent is ranked 19th and a current Index Component is ranked 21st, the current Index Component would be selected. If the total number of Index Components is still below 20 after the previous steps, the highest-ranking securities are added to the Index until 20 Index Components are reached. The determination of the Index Universe and the selection of Index Components is made by the Index Provider based on its proprietary methodology.

“Selection Day” is 20 business days before the scheduled Rebalance Day. “Rebalance Day” is the first Wednesday in May and November. On each Selection Day each Index Component is assigned a weight according to its free float market capitalization. The weight of individual securities is capped at 20%. Any excess weight is redistributed to the other Index Components that have a weight of less than 20%. This allocation is performed pro-rata based on the free float market capitalization and is repeated until the maximum individual weight of all Index Components is 20%. Adjustments to the Index are made on Rebalance Day. The Index Components may change over time.

The Fund’s Investment Strategy

The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities that comprise the Index and American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) based on the securities in the Index, and financial instruments with economic characteristics that provide investment exposure to the Index. The Fund will also invest, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in securities of Optical Networks Companies and ADRs and GDRs based on such securities. The Index may include securities of large-, mid- and small-capitalization companies from developed and/or emerging markets. Certain of the ADRs to which the Fund will have investment exposure (whether held directly by the Fund or as Index Components) may be structured as variable interest entities (“VIEs”). A VIE is a special structure designed to provide foreign investors with exposure to Chinese companies. The Fund’s 80% Policies are non-fundamental and require 60 days prior written notice to shareholders before they can be changed.

The Fund will primarily invest directly in Index Components but may also obtain exposure to Index Components through total return swaps. The Fund will enter into one or more swap agreements with major financial institutions pursuant to which the Fund and the counterparty will agree to exchange the return (or differentials in rates of return) of one or more Index Components for payments based on the Fund’s net assets.

The Fund is expected to hold collateral for its derivative (i.e. swap) positions. For this purpose, the Fund may invest in money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements.

The Fund uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to beat the Index and does not seek temporary defensive positions when markets decline or appear overvalued. Indexing may eliminate the chance that the Fund will substantially outperform the Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.

The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it will invest in all of the Index Components in the same approximate proportion as in the Index. However, the Fund may utilize a representative sampling strategy with respect to the Index when a replication strategy might be detrimental or disadvantageous to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to replicate the Index, in instances in which a security in the Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements or sanctions imposed by the U.S. government) that apply to the Fund but not the Index. The Adviser expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better. If the Fund uses a replication strategy, it can be expected to have greater correlation to the Index than if it uses a representative sampling strategy.

The Fund is non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Index is concentrated (i.e., holds 25% or more of its total assets) in a particular industry or group of industries, the Fund is expected to be concentrated in that industry or group of industries to approximately the same extent that the Index concentrates in an industry or group of industries. As of the date of this Prospectus, a significant portion of the Index is represented by securities of companies in the Optical Networks Industry, and the information technology sector. The degree to which components of the Index represent certain sectors or industries may change over time.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of any collateral received). Voting rights on loaned securities typically pass to the borrower; however, the Adviser intends to recall loaned securities to vote proxies.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities that comprise the Index and American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) based on the securities in the Index, and financial instruments with economic characteristics that provide investment exposure to the Index.
Strategy Portfolio Concentration [Text]	To the extent the Index is concentrated (i.e., holds 25% or more of its total assets) in a particular industry or group of industries, the Fund is expected to be concentrated in that industry or group of industries to approximately the same extent that the Index concentrates in an industry or group of industries.